Deferred Policy Acquisition Costs, Deferred Reinsurance Losses, Deferred Reinsurance Gains And Deferred Sales Inducements (Balance of and Changes in DAC) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Jan. 01, 2021	Dec. 31, 2019
Deferred Policy Acquisition Cost [Line Items]
Balance	$ 6,930,425	[1]	$ 7,029,308	[1]	$ 2,433,936	$ 2,493,082	$ 1,855,698
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Capitalization	962,577		855,790		758,469
Amortization expense	(520,276)		(325,595)		(27,844)
Amortization-All other					(112,718)
Change due to unrealized investment gains and losses					(39,861)
Other	(541,184)		4,006,031		192
Balance, end of period	6,930,425	[1]	7,029,308	[1]	$ 2,433,936
Transition Adjustments
Deferred Policy Acquisition Cost [Line Items]
Balance	314,328		198,336			74,702
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Balance, end of period	314,328		198,336
Transition Adjustments | Adjustment for implementation of ASU 2018-12
Deferred Policy Acquisition Cost [Line Items]
Balance						59,146
Fixed Annuities
Deferred Policy Acquisition Cost [Line Items]
Balance	102,251		84,481			0
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Capitalization	31,494		576
Amortization expense	(13,724)		(1,008)
Other	0		84,913
Balance, end of period	102,251		84,481
Variable Annuities
Deferred Policy Acquisition Cost [Line Items]
Balance	3,736,454		3,806,732			0
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Capitalization	270,864		32,590
Amortization expense	(341,142)		(146,952)
Other	0		3,921,094
Balance, end of period	3,736,454		3,806,732
Term Life
Deferred Policy Acquisition Cost [Line Items]
Balance	648,837		577,084			462,099
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Capitalization	127,541		168,760
Amortization expense	(55,423)		(53,775)
Other	(365)		0
Balance, end of period	648,837		577,084
Term Life | Transition Adjustments
Deferred Policy Acquisition Cost [Line Items]
Balance						0
Variable / Universal Life
Deferred Policy Acquisition Cost [Line Items]
Balance	2,442,883		2,561,011			2,030,983
Movement Analysis of Deferred Policy Acquisition Costs [Roll Forward]
Capitalization	532,678		653,864
Amortization expense	(109,987)		(123,860)
Other	(540,819)		24
Balance, end of period	$ 2,442,883		$ 2,561,011
Variable / Universal Life | Transition Adjustments
Deferred Policy Acquisition Cost [Line Items]
Balance						$ 74,702

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.